General (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
Accumulated deficits	$ (315,598)	$ (229,221)	$ (315,598)	$ (229,221)	$ (276,268)
Cash flows from operating activities	$ (19,791)	$ (10,453)	$ (39,825)	$ (22,779)	$ (48,627)